Interim Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING REVENUES
Time charter revenues	$ 351,553	$ 316,326
Amortization of intangible liabilities-charter agreements	3,005	5,045
Total Operating Revenues	354,558	321,371
Vessel operating expenses (include related party vessel operating expenses of $10,808 and $8,901 for each of the periods ended June 30, 2024 and 2023, respectively)	95,038	86,169
Time charter and voyage expenses (include related party time charter and voyage expenses of $4,317 and $3,662 for each of the periods ended June 30, 2024 and 2023, respectively)	10,631	12,139
Depreciation and amortization	48,810	43,356
General and administrative expenses	9,138	9,500
Operating Income	190,941	170,207
NON-OPERATING INCOME/(EXPENSES)
Interest income	7,827	4,394
Interest and other finance expenses	(20,343)	(22,008)
Other income, net	2,257	1,160
Fair value adjustment on derivative asset	(764)	(1,368)
Total non-operating expenses	(11,023)	(17,822)
Income before income taxes	179,918	152,385
Income taxes	(1)	(5)
Net Income	179,917	152,380
Earnings allocated to Series B Preferred Shares	(4,768)	(4,768)
Net Income available to Common Shareholders	$ 175,149	$ 147,612
Common Class A [Member]
Weighted average number of Class A common shares outstanding
Basic	35,201,716	35,533,273
Diluted	35,637,505	36,206,309
Net Earnings per Class A common share
Basic	$ 4.98	$ 4.15
Diluted	$ 4.91	$ 4.08